Subsequent events (Details) € in Millions			9 Months Ended
	Nov. 08, 2022 $ / shares	Oct. 20, 2022 EUR (€)	Sep. 30, 2022	Dec. 04, 2020
Refinanced Project Debt [Abstract]
Maturity date			December 4, 2025
Interest rate				2.50%
Subsequent Events [Member]
Refinanced Project Debt [Abstract]
Project debt financed amount | €		€ 205
Maturity date		2037
Dividends Approved [Abstract]
Dividend declaration date	Nov. 08, 2022
Dividend approved (in dollars per share) | $ / shares	$ 0.445
Dividend approved expected date to be paid	Dec. 15, 2022
Subsequent Events [Member] | EURIBOR [Member]
Refinanced Project Debt [Abstract]
Maturity date		2025
Variable interest period		6 months
Percentage of exposure hedged		19.00%
Interest rate		1.00%
Subsequent Events [Member] | EURIBOR [Member] | Swap [member]
Refinanced Project Debt [Abstract]
Percentage of exposure hedged		71.00%
Interest rate		2.36%
Subsequent Events [Member] | EURIBOR [Member] | 2022-2027 [Member]
Refinanced Project Debt [Abstract]
Interest accrue rate		1.50%
Subsequent Events [Member] | EURIBOR [Member] | 2027-2032 [Member]
Refinanced Project Debt [Abstract]
Interest accrue rate		1.60%
Subsequent Events [Member] | EURIBOR [Member] | 2032-2037 [Member]
Refinanced Project Debt [Abstract]
Interest accrue rate		1.70%